Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Valley Forge Funds
Entity Central Index Key	0000889519
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000007054 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Investor Shares
Trading Symbol	VBINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.18%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 55,548,000,000
Holdings Count | Holding	16,002
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

C000007055 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 55,548,000,000
Holdings Count | Holding	16,002
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

C000007056 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Balanced Index Fund
Class Name	Institutional Shares
Trading Symbol	VBAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Balanced Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 55,548,000,000
Holdings Count | Holding	16,002
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$55,548
Number of Portfolio Holdings	16,002
Portfolio Turnover Rate	12%

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Common Stocks	61.5%
Corporate Bonds	10.0%
Preferred Stocks	0.0%
Rights	0.0%
Sovereign Bonds	1.3%
Taxable Municipal Bonds	0.2%
U.S. Government and Agency Obligations	25.4%
Warrants	0.0%
Other Assets and Liabilities—Net	0.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.